Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Purchased for resale	$ 3,592	$ 3,545
Finished products	524	501
Intermediate products	244	218
Raw materials	205	275
Materials and supplies	410	378
Inventories	$ 4,975	$ 4,917